Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Goodwill
Balance at December 31, 2018	$1,373,621
Adjustments	-
Balance at December 31, 2019	$1,373,621

Schedule of Intangibles - Customer List	Intangibles – Customer List
Balance at December 31, 2018	$83,645
Amortization	(20,484)
Balance at December 31, 2019	$63,161